CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Revenue:
External customers	$ 450,250	$ 384,785	$ 864,870	$ 739,377	$ 476,520	$ 1,553,069	$ 1,099,057
Related party revenues	19,372	17,779	37,541	34,633	29,482	69,352	63,075
Total revenue	469,622	402,564	902,411	774,010	506,002	1,622,421	1,162,132
Network fees and other costs	209,244	185,694	409,452	367,910	254,925	756,735	595,995
Sales and marketing	70,532	59,570	143,289	115,789	32,486	236,917	98,418
Other operating costs	40,417	34,980	79,426	72,720	48,275	143,420	124,383
General and administrative	29,190	28,224	57,787	49,607	38,058	86,870	58,091
Depreciation and amortization	39,667	39,001	78,562	75,701	49,885	155,326	110,964
Income from operations	80,572	55,095	133,895	92,283	82,373	243,153	174,281
Interest expense-net	(10,169)	(28,952)	(34,619)	(59,573)	(58,877)	(111,535)	(116,020)
Non-operating expenses	(836)	(13,799)	(92,672)	(13,799)	(9,100)	(14,499)	(4,300)
Income before applicable income taxes	69,567	12,344	6,604	18,911	14,396	117,119	53,961
Income tax (benefit) expense	21,989	683	1,954	2,551	(191)	32,309	(956)
Net income	47,578	11,661	4,650	16,360	14,587	84,810	54,917
Less: Net income attributable to non-controlling interests	(24,622)	(6,281)	(58)	(7,481)	(16,728)	(48,570)	(32,924)
Net income (loss) attributable to Vantiv, Inc.	$ 22,956	$ 5,380	$ 4,592	$ 8,879
Net income per share of Class A common stock attributable to Vantiv, Inc.:
Basic (in dollars per share)					$ (0.02)	$ 0.40	$ 0.25
Diluted (in dollars per share)					$ (0.02)	$ 0.40	$ 0.25
Shares used in computing net income (loss) per common share:
Basic (in shares)					89,515,617	89,515,617	89,515,617
Diluted (in shares)					89,515,617	89,515,617	89,515,617
Class A Common Stock
Net income per share of Class A common stock attributable to Vantiv, Inc.:
Basic (in dollars per share)	$ 0.19	$ 0.06	$ 0.04	$ 0.10
Diluted (in dollars per share)	$ 0.18	$ 0.06	$ 0.03	$ 0.10
Shares used in computing net income (loss) per common share:
Basic (in shares)	122,777,349	89,515,617	107,897,927	89,515,617
Diluted (in shares)	130,093,491	89,515,617	160,053,473	89,515,617